Intangible assets (Details) - USD ($) $ in Thousands	Mar. 31, 2017	Mar. 31, 2016
Other Intangible Assets Details
Cost	$ 5,740	$ 6,159
Less: accumulated amortization	(2,955)	(2,867)
Total	$ 2,785	$ 3,292